UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund:  Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 75.9%
Fannie Mae:
5.00%, 2/13/17 - 5/11/17	$12,240	$12,353,422
0.80%, 7/20/17 (a)	6,000	5,999,856
0.78%, 8/16/17 (a)	10,000	9,999,454
0.78%, 10/05/17 (a)	10,500	10,498,915
Federal Farm Credit Bank:
0.79%, 3/16/17 (a)	13,000	12,999,680
0.59%, 3/30/17 (b)	6,000	5,994,297
0.50%, 5/04/17 (b)	6,405	6,396,727
0.85%, 11/20/17 (a)	10,000	9,999,595
0.81%, 11/22/17 (a)	9,000	8,999,260
0.90%, 12/04/17 (a)	15,000	15,000,000
0.96%, 1/23/18 (a)	3,745	3,745,036
0.95%, 4/04/18 (a)	5,000	4,999,409
0.97%, 6/18/18 (a)	5,325	5,325,768
Federal Home Loan Bank:
0.44%, 2/01/17 (b)	26,110	26,109,680
0.45%, 2/02/17 (b)	3,720	3,719,907
0.75%, 2/07/17 (a)	5,000	4,999,985
0.50%, 2/08/17 (b)	36,300	36,295,959
0.47%, 2/10/17 (b)	9,330	9,328,782
0.48%, 2/15/17 - 2/24/17 (b)	17,120	17,115,042
0.52%, 2/17/17 - 3/10/17 (b)	104,010	103,977,227
0.50%, 2/23/17 (b)	10,170	10,166,751
0.53%, 2/27/17 (b)	3,995	3,993,412
0.53%, 3/08/17 (b)	23,860	23,847,426
0.52%, 3/10/17 (b)	32,000	31,982,199
0.78%, 3/14/17 (a)	10,500	10,499,763
0.53%, 3/17/17 - 4/17/17 (b)	42,065	42,024,199
0.54%, 3/22/17 - 4/21/17 (b)	14,565	14,550,537
0.54%, 3/22/17 (b)	35,000	34,973,993
0.55%, 3/24/17 (b)	9,030	9,022,891
0.55%, 3/29/17 - 4/05/17 (b)	19,130	19,111,931
0.55%, 4/03/17 - 5/01/17 (b)	9,520	9,509,271
0.55%, 4/05/17 (b)	5,345	5,339,821
0.92%, 4/05/17 (a)	7,585	7,585,000
0.58%, 4/10/17 (b)	4,190	4,185,382
0.59%, 5/10/17 (a)	8,000	7,999,556
0.58%, 5/22/17 (b)	9,000	8,984,044
0.57%, 6/09/17 (b)	7,490	7,474,702
0.82%, 7/06/17 - 7/07/17 (a)	24,310	24,310,000
0.64%, 8/02/17 (b)	6,860	6,837,527
0.69%, 8/25/17 (a)	5,655	5,655,000
0.85%, 8/25/17 (a)	7,885	7,885,000
0.75%, 10/18/17 (b)	7,060	7,021,758

U.S. Government Sponsored Agency Obligations	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank (continued):
0.76%, 11/02/17 (a)	$5,765	$5,765,000
0.97%, 1/26/18 (a)	5,000	5,000,000
0.77%, 5/30/18 (a)	7,345	7,345,000
0.73%, 7/09/18 (a)	10,000	10,000,000
Freddie Mac:
0.51%, 2/17/17 (b)	10,000	9,997,592
0.88%, 2/22/17	1,660	1,660,356
0.48%, 4/06/17 (b)	5,360	5,355,355
0.50%, 5/16/17 (b)	7,000	6,989,792
0.75%, 7/14/17	3,000	3,001,576
1.00%, 9/29/17	6,395	6,406,433
0.73%, 10/16/17 (b)	5,685	5,655,258
Total U.S. Government Sponsored Agency Obligations — 75.9%		683,994,526

U.S. Treasury Obligations
U.S. Treasury Bills (b):
0.42%, 2/02/17	5,270	5,269,880
0.65%, 3/02/17	4,915	4,912,379
0.55%, 3/16/17	9,600	9,593,664
U.S. Treasury Notes:
0.63%, 6/30/17	15,745	15,747,697
0.88%, 10/15/17	3,705	3,708,538
0.67%, 10/31/17 (a)	12,608	12,605,420
Total U.S. Treasury Obligations — 5.8%		51,837,578
Total Repurchase Agreements — 20.6%		186,030,000
Total Investments (Cost — $921,862,104*) — 102.3%		921,862,104
Liabilities in Excess of Other Assets — (2.3)%		(20,771,910)

Net Assets — 100.0%		$901,090,194

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Rates are discount rates or a range of discount rates paid at the time of purchase.

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2017	1

Schedule of Investments (continued)	Retirement Reserves Money Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
BNP Paribas Securities Corp.	0.54%	1/31/17	2/01/17	$6,000	$6,000	$6,000,090	U.S. Treasury Obligation, 1.50% to 2.00%, due 8/31/18 to 11/30/22	$6,108,600	$6,120,032
	0.51%	1/20/17	2/07/17	7,375	7,375	7,375,731	U.S. Treasury Obligation, 0.00% to 7.63%, due 2/28/18 to 2/15/46	7,206,625	7,522,500

Total BNP Paribas Securities Corp.					$13,375				$13,642,532

Goldman Sachs & Co.	0.63%	1/26/17	2/02/17	12,500	12,500	12,501,531	U.S. Government Sponsored Agency Obligation, 2.50% to 4.00%, due 12/15/45 to 1/20/47	12,957,950	12,750,001
HSBC Securities (USA), Inc.	0.51%	1/25/17	2/01/17	2,000	2,000	2,000,198	U.S. Treasury Obligation, 0.13%, due 4/15/21	1,980,000	2,043,297
	0.52%	1/31/17	2/07/17	8,655	8,655	8,655,875	U.S. Treasury Obligation, 0.13%, due 4/15/21	8,555,000	8,828,486

Total HSBC Securities (USA), Inc.					$10,655				$10,871,783

J.P. Morgan Securities LLC	0.54%	1/31/17	2/01/17	12,000	12,000	12,000,180	U.S. Treasury Obligation, 2.13%, due 9/30/21	12,045,000	12,241,583
	0.95%[1]	1/31/17	3/07/17	22,000	22,000	22,020,319	U.S. Treasury Obligation, 0.63%, due 1/15/26	21,715,000	22,442,669

Total J.P. Morgan Securities LLC					$34,000				$34,684,252

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	1/31/17	2/01/17	10,000	10,000	10,000,150	U.S. Treasury Obligation, 1.88%, due 1/31/22	10,232,000	10,200,025
	0.55%	1/31/17	2/01/17	10,000	10,000	10,000,153	U.S. Government Sponsored Agency Obligation, 3.50%, due 1/20/47	9,812,819	10,200,000
	0.63%	1/26/17	2/02/17	11,500	11,500	11,501,409	U.S. Government Sponsored Agency Obligation, 3.50%, due 1/01/47	11,554,805	11,845,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$31,500				$32,245,025

Mizuho Securities USA, Inc.	0.28%	1/31/17	2/01/17	2,000	2,000	2,000,016	U.S. Treasury Obligation, 4.00%, due 8/15/18	1,917,100	2,040,083
Morgan Stanley & Co. LLC	0.51%	1/31/17	2/01/17	15,000	15,000	15,000,213	U.S. Treasury Obligation, 2.25%, due 1/31/24	15,331,200	15,300,062
RBC Capital Markets LLC	0.52%	1/31/17	2/01/17	5,000	5,000	5,000,072	U.S. Treasury Obligation, 0.00% to 2.00%, due 2/15/25 to 5/15/44	11,450,721	5,100,018

2	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2017

Schedule of Investments (continued)	Retirement Reserves Money Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
RBC Capital Markets LLC (continued):	0.53%	1/31/17	2/01/17	$20,000	$20,000	$20,000,294	U.S. Government Sponsored Agency Obligation, 3.00% to 5.93%, due 3/25/36 to 1/01/47	$465,907,748	$21,268,243

Total RBC Capital Markets LLC					$25,000				$26,368,261

Societe Generale SA	0.53%	1/31/17	2/01/17	14,000	14,000	14,000,206	U.S. Treasury Obligation, 1.13% to 2.25%, due 1/31/19 to 1/31/24	14,308,300	14,280,037
	0.58%	1/04/17	2/07/17	12,000	12,000	12,000,873	U.S. Treasury Obligation, 1.13% to 1.75%, due 1/31/19 to 1/31/23	12,274,700	12,240,047

Total Societe Generale SA					$26,000				$26,520,084

TD Securities (USA) LLC	0.53%	1/31/17	2/01/17	5,000	5,000	5,000,074	U.S. Treasury Obligation, 4.75%, due 8/15/17	4,888,000	5,100,026
	0.55%	1/31/17	2/01/17	5,000	5,000	5,000,076	U.S. Government Sponsored Agency Obligation, 3.00%, due 12/01/46	5,215,821	5,150,001

Total TD Securities (USA) LLC					$10,000				$10,250,027

Wells Fargo Securities LLC	0.56%	1/31/17	2/07/17	6,000	6,000	6,000,653	U.S. Government Sponsored Agency Obligation, 3.50%, due 4/01/46	7,433,345	6,180,000
Total					$186,030				$190,852,110

[1]	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2017	3

Schedule of Investments (concluded)	Retirement Reserves Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$921,862,104	—	$921,862,104

[1] See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

4	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: March 23, 2017